Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 2,643	$ 642
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 2,643	$ 642